Other non-current financial assets (Details 1) - INR (₨) ₨ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure of Other Non-current Financial Assets [Line Items]
Security deposits		₨ 683	₨ 643
Due from related parties [Member]
Disclosure of Other Non-current Financial Assets [Line Items]
Security deposits		7	7
Radhika Vegesna [Member]
Disclosure of Other Non-current Financial Assets [Line Items]
Security deposits		6	6
Village Inns India Private Limited [Member]
Disclosure of Other Non-current Financial Assets [Line Items]
Security deposits	[1]	0	0
Raju Vegesna Infotech and Industries Private Limited [Member]
Disclosure of Other Non-current Financial Assets [Line Items]
Security deposits		₨ 1	₨ 1

[1]	amount below the rounding off norm adopted by the Group.